OVERVIEW (Details)		0 Months Ended	6 Months Ended	0 Months Ended
	Dec. 31, 2012 iItem	Aug. 17, 2012 AudioEye Acquisition Corporation	Jun. 30, 2011 AudioEye Acquisition Corporation	Aug. 17, 2012 CMG Holdings Group, Inc.	Sep. 30, 2013 CMG Holdings Group, Inc.
Overview
Number of patents issued in the United States	5
Number of pending patents in the United States	3
Percentage of outstanding shares acquired		80.00%	80.00%	80.00%
Stockholders dividend to be distributed as the Spin-Off, percent				5.00%
Remaining interest in the company, percent				15.00%
Royalty agreement, percent				10.00%	10.00%
Commission agreement, percent				7.50%	7.50%
Commission on net revenues from a specified third party, percent				10.00%